Godfrey & Kahn, S.C.
                   Attorneys at Law
                780 North Water Street
              Milwaukee, Wisconsin 53202
              Telephone:  (414) 273-3500
                 Fax:  (414) 273-5198

                   December 4, 1998

VIA EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

     Re:  Grand Prix Funds, Inc. (the "Fund")
(Registration Nos. 333-39133; 811-8461)

Ladies and Gentlemen:

     On behalf of the Fund and pursuant to Rule 497(c) of the Securities Act of 1933, as amended (the "Act"), we hereby file the form of Prospectus which will be used by the Fund after the effective date of the Fund's most recent Post-Effective Amendment filing of its Registration Statement on Form N-1A (i.e., Post-
Effective Amendment No. 2). In addition, please note that in lieu of filing the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment
No. 2 as required by Rule 497(c), in accordance with Rule 497(j) under the Act, we are hereby providing you with notice that (i) the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 2, and (ii) the text of the Fund's Post-Effective Amendment No. 2 was filed electronically on November 30, 1998 (with an effective date of November 30, 1998).

     Please do not hesitate to contact me if you have any questions regarding this letter.

                              Very truly yours,

                              GODFREY & KAHN, S.C.

                              /s/ Renee Hardt Torr

                              Renee Hardt Torr

cc:  Briccio Barrientos - SEC
     Robert Zuccaro - Grand Prix
     James Arnold - Sunstone
     Carol A. Gehl - G&K